PROPERTY AND EQUIPMENT: Schedule of Property and Equipment (Sptember 30 2019 Unaudted) (Details) - USD ($)	Sep. 30, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Details
Furniture and fixtures	$ 20,000	$ 20,000	$ 20,000
Equipment	80,000	80,000	80,000
Property, Plant and Equipment, Gross	100,000	100,000	$ 100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
Property, Plant and Equipment, Other, Net	$ 0	$ 0

[1]	Unaudited.